MARKETABLE SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
MARKETABLE SECURITIES
MARKETABLE SECURITIES

6. MARKETABLE SECURITIES

	JUNE 30, 2013	DECEMBER 31, 2012
	(in thousands)
Bankers' acceptance issued in Canadian currency, earning interest at a rate of 1.07% (1.20% in 2012) and maturing on August 23, 2013 (February 19, 2013 in 2012)	$285	$72
Commercial paper issued in Canadian currency, earning interest at a rate of 1.03% (1.01% to 1.12% in 2012) and maturing on August 15, 2013 (February 21, 2013 to May 14, 2013 in 2012)	1,141	5,026
Treasury bills issued in Canadian currency, earning interest at rates ranging from 0.98% to 1.06% and maturing on July 31, 2013 and September 4, 2013	1,959	—
Guaranteed investment certificates issued in Canadian currency, earning interest at rates ranging from 1.15% to 1.30% (1.15% to 1.35% in 2012) and maturing on various dates from September 9, 2013 to February 7, 2014 (January 7, 2013 to September 16, 2013 in 2012)	6,228	6,518
Term deposits issued in Canadian currency, earning interest at a rate of 1.36% (1.30% to 1.33% in 2012) and maturing on September 13, 2013 (March 18, 2013 to April 15, 2013 in 2012)	1,188	7,036

	10,801	18,652
Less restricted marketable securities	(285)	(72)

	$10,516	$18,580

6. MARKETABLE SECURITIES AND TERM DEPOSITS

	DECEMBER 31,
	2012	2011
	(in thousands)
Bankers' acceptances issued in Canadian currency, earning interest at 1.20% (1.15% in 2011) and maturing on February 19, 2013 (on various dates from May 28, 2012 to August 29, 2012 in 2011)	$72	$644
Commercial papers issued in Canadian currency, earning interest at rates ranging from 1.01% to 1.12% (0.85% to 1.01% in 2011) and maturing on various dates from February 21, 2013 to May 14, 2013 (March 29, 2012 to April 12, 2012 in 2011)	5,026	1,081
Treasury bills issued in Canadian currency, earning interest at rates ranging from 0.85% to 0.90% and maturing on various dates from January 18, 2012 to June 13, 2012	—	2,282
Guaranteed investment certificates issued in Canadian currency, earning interest at rates ranging from 1.15% to 1.35% (1.25% to 1.30% in 2011) and maturing on various dates from January 7, 2013 to September 16, 2013 (April 12, 2012 to November 26, 2012 in 2011)	6,518	12,840
Term deposits issued in Canadian currency, earning interest at rates ranging from 1.30% to 1.33% (1.22% to 1.30% in 2011) and maturing on various dates from March 18, 2013 to April 15, 2013 (January 11, 2012 to February 1, 2012 in 2011)	7,036	2,360

	18,652	19,207
Less restricted marketable securities	(72)	(644)

	$18,580	$18,563